Law Offices

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square
Philadelphia, Pennsylvania  19103-7098
(215) 564-8000

August 30, 2012

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Jacob Funds Inc.
File Nos. 333-82865 and 811-09447

Ladies and Gentlemen:

Pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find attached a Registration Statement on Form N-14 (the “N-14”) for Jacob Funds Inc.  The Registrant is filing the N-14 for the purpose of registering the shares of the Jacob Micro Cap Growth Fund and Jacob Small Cap Growth Fund series of the Registrant to be issued in connection with the proposed reorganizations of the Jacob Micro Cap Growth Fund and Jacob Small Cap Growth Fund II series of Jacob Funds II.  The combined Prospectus/Proxy Statement contained in this filing will be used in the solicitation of proxies to approve Agreements and Plans of Reorganization and Termination for the reorganizations.

Immediately prior to filing this N-14, the Registrant filed Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A to register the shares of the Jacob Micro Cap Growth Fund and Jacob Small Cap Growth Fund for general public sale pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”).

Pursuant to Rule 488 under the 1933 Act, this N-14 is scheduled to automatically become effective 30 days after this filing.  However, the 485(a) amendment to register shares of the new series is scheduled to automatically become effective 75 days after this filing.  Since the staff will be reviewing the substantive aspects of the new Jacob Micro Cap Growth Fund series and existing Jacob Small Cap Growth Fund series in connection with this N-14 filing (including investment, fee and expense disclosure), we plan to request that the SEC staff accelerate the effectiveness of the 485(a) amendment so that the Registrant can attach an effective joint prospectus for each series of the Registrant to the combined Proxy Statement/Prospectus in this N-14 when seeking shareholder approval of the proposed fund reorganizations.  Such an accelerated timing approach would be consistent with the desire of the Boards and advisers of the affected funds to accomplish the reorganizations as quickly as possible in the best interests of fund shareholders.  Thank you in advance for your assistance as we seek to coordinate this timing.

Following receipt of SEC staff comments, the Registrant intends to file amended versions of Parts A and B of this N-14 for the purposes of: (i) responding to any comments conveyed by the SEC staff; and (ii) updating and/or completing certain other information.

Securities and Exchange Commission
August 30, 2012

Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8198 or, in my absence, to David Roeber, Esq. at (215) 564-8179.

Sincerely,

/s/Michael P. O’Hare
Michael P. O’Hare
cc:           Ryan Jacob